SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of change in items in condensed balance sheet due to change in accounting principle

	As of December 31, 2022
	As computed	As reported
	under the	under the new
	practical	accounting	Effect of
	expedient	method	change
	RMB	RMB	RMB

	(in thousands)
Assets:
Prepayments, receivables, other current and non-current assets	4,059,390	4,057,843	(1,547)
Total assets	109,348,894	109,347,347	(1,547)

Liabilities and shareholders’ equity
Accumulated deficit	(11,404,303)	(11,405,850)	(1,547)
Total liabilities and shareholders’ equity	109,348,894	109,347,347	(1,547)

Schedule of statement of comprehensive income (loss)

	For the Year Ended December 31, 2022
	As computed	As reported
	under the	under the new
	practical	accounting	Effect of
	expedient	method	change
	RMB	RMB	RMB

	(in thousands)
Sales and marketing expenses	(4,571,835)	(4,573,382)	(1,547)
Total operating expenses	(14,612,106)	(14,613,653)	(1,547)
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,384,527)	(1,386,074)	(1,547)
Net income (loss) per share attributable to ordinary shareholders
- Basic	(0.39)	(0.39)	—
- Diluted	(0.39)	(0.39)	—

Schedule of estimated useful lives of the assets

•	Office building	20 - 40 years
•	Vehicles	4 years
•	Computer equipment	3 - 5 years
•	Furniture and office equipment	3 - 5 years
•	Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets

•	Software	3 - 10 years
•	Trademarks and domain names	3 - 10 years
•	Customer relationships	3 - 5 years
•	Non‑competition agreements	3 - 5 years
•	Advertising resources	5 years
•	Licenses	6 - 10 years

Schedule of contract liabilities of the Group

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Contract liabilities:
Existing home transaction services	209,691	174,472
New home transaction services	707,163	1,119,534
Home renovation and furnishing	285	1,488,294
Emerging and other services	184,790	477,969
Total	1,101,929	3,260,269